PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.6%
Common Stocks
Aerospace & Defense 2.7%
Airbus SE (France)*	38,235	$5,030,758
Raytheon Technologies Corp.	93,748	8,316,385
		13,347,143
Air Freight & Logistics 1.1%
FedEx Corp.	16,549	5,209,791
Airlines 1.0%
Delta Air Lines, Inc.*	106,431	5,074,630
Automobiles 2.4%
General Motors Co.*	200,505	11,891,952
Banks 12.3%
Bank of America Corp.	316,338	13,409,568
Citigroup, Inc.	115,283	9,073,925
JPMorgan Chase & Co.	106,657	17,517,346
PNC Financial Services Group, Inc. (The)	53,121	10,341,596
Truist Financial Corp.	170,117	10,509,828
		60,852,263
Beverages 1.3%
PepsiCo, Inc.	44,451	6,576,081
Biotechnology 1.2%
AbbVie, Inc.	52,291	5,919,341
Building Products 2.4%
Johnson Controls International PLC	178,283	11,862,951
Capital Markets 3.9%
Blackstone Group, Inc. (The)	66,896	6,199,252
Goldman Sachs Group, Inc. (The)	34,728	12,919,511
		19,118,763
Chemicals 4.9%
Dow, Inc.	128,317	8,779,449

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
FMC Corp.	37,740	$4,403,881
Linde PLC (United Kingdom)	36,830	11,071,098
		24,254,428
Communications Equipment 1.3%
Cisco Systems, Inc.	117,605	6,221,305
Consumer Finance 3.5%
Capital One Financial Corp.	61,233	9,845,042
SLM Corp.	367,623	7,444,366
		17,289,408
Containers & Packaging 1.3%
Crown Holdings, Inc.	61,920	6,392,621
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	60,207	3,401,093
Electrical Equipment 1.4%
Emerson Electric Co.	73,331	7,017,043
Entertainment 2.1%
Walt Disney Co. (The)*	56,732	10,135,172
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc.	18,701	3,333,640
American Campus Communities, Inc.	96,050	4,529,718
American Tower Corp.	15,011	3,834,710
		11,698,068
Food & Staples Retailing 1.9%
Walmart, Inc.	66,332	9,421,134
Food Products 1.5%
Mondelez International, Inc. (Class A Stock)	118,584	7,533,642
Health Care Equipment & Supplies 1.4%
Zimmer Biomet Holdings, Inc.	40,816	6,870,557

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 2.7%
Cigna Corp.	27,275	$7,060,134
Laboratory Corp. of America Holdings*	23,761	6,521,919
		13,582,053
Hotels, Restaurants & Leisure 2.2%
McDonald’s Corp.	24,172	5,653,589
Royal Caribbean Cruises Ltd.*	54,931	5,123,414
		10,777,003
Household Durables 1.0%
D.R. Horton, Inc.	49,684	4,734,388
Household Products 0.9%
Procter & Gamble Co. (The)	33,582	4,528,533
Industrial Conglomerates 1.2%
General Electric Co.	417,444	5,869,263
Insurance 5.6%
Chubb Ltd.	59,442	10,104,546
Marsh & McLennan Cos., Inc.	37,721	5,218,700
MetLife, Inc.	120,167	7,854,115
RenaissanceRe Holdings Ltd. (Bermuda)	27,593	4,252,633
		27,429,994
Interactive Media & Services 2.4%
Alphabet, Inc. (Class A Stock)*	4,951	11,668,764
Machinery 3.2%
Deere & Co.	16,169	5,838,626
Fortive Corp.	53,838	3,904,332
Otis Worldwide Corp.	80,487	6,304,546
		16,047,504
Media 0.8%
Comcast Corp. (Class A Stock)	65,372	3,748,430

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 3.2%
Ameren Corp.	69,466	$5,849,037
Dominion Energy, Inc.	132,376	10,079,109
		15,928,146
Oil, Gas & Consumable Fuels 5.4%
Chevron Corp.	111,477	11,570,198
ConocoPhillips	175,098	9,759,963
Williams Cos., Inc. (The)	193,627	5,100,135
		26,430,296
Pharmaceuticals 4.1%
AstraZeneca PLC (United Kingdom), ADR(a)	100,300	5,694,031
Bristol-Myers Squibb Co.	102,409	6,730,319
Eli Lilly & Co.	38,155	7,621,080
		20,045,430
Road & Rail 2.2%
Union Pacific Corp.	47,851	10,753,555
Semiconductors & Semiconductor Equipment 5.2%
Broadcom, Inc.	20,383	9,627,502
Lam Research Corp.	7,722	5,018,142
QUALCOMM, Inc.	24,437	3,287,754
Texas Instruments, Inc.	41,573	7,891,387
		25,824,785
Software 2.5%
Microsoft Corp.	31,317	7,819,229
PTC, Inc.*	34,589	4,639,768
		12,458,997
Specialty Retail 2.7%
Lowe’s Cos., Inc.	31,495	6,136,171
Ross Stores, Inc.	55,622	7,030,064
		13,166,235
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	45,245	5,637,979

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 1.5%
United Rentals, Inc.*(a)	22,161	$7,400,888

Total Long-Term Investments (cost $271,325,396)		486,119,629

Short-Term Investments 2.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	6,684,798	6,684,798
PGIM Institutional Money Market Fund (cost $5,831,172; includes $5,830,729 of cash collateral for securities on loan)(b)(wa)	5,835,250	5,831,749

Total Short-Term Investments (cost $12,515,970)		12,516,547

TOTAL INVESTMENTS 101.1% (cost $283,841,366)		498,636,176
Liabilities in excess of other assets (1.1)%		(5,562,570)

Net Assets 100.0%		$493,073,606

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,686,017; cash collateral of $5,830,729 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).